Subsequent Events (Details) - USD ($)							9 Months Ended	12 Months Ended
	Nov. 15, 2024	Oct. 18, 2024	May 06, 2024	Mar. 04, 2024	May 11, 2023	Feb. 14, 2023	Sep. 30, 2024	Dec. 31, 2023	Oct. 03, 2024	Apr. 18, 2024	Mar. 07, 2024	Jan. 15, 2024	Jan. 20, 2023
Subsequent Events [Line Items]
Cash proceeds (in Dollars)								$ 350,000
Additional warrants issued								350,000
Exercise price (in Dollars per share)							$ 1
Vesting period								3 years
Shares issued								90,000
Exchanged units							4,000,000	200,000
Daily trading volume of common stock percentage								7.00%
Net proceeds (in Dollars)							$ 4,575,714
Shares issued					4,115,597		50,000
Accrued payables (in Dollars)							$ 260,000
Recognized a loss (in Dollars)							76,000
Issued warrants to purchase								4,094,250
Warrant term												5 years
Short term borrowed (in Dollars)							350,000
Received cash proceeds (in Dollars)							330,700
Repayment of debt (in Dollars)							497,000
Unsecured Debt [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)								$ 11.5
Common Stock [Member]
Subsequent Events [Line Items]
Award agreement						30,000
Net proceeds (in Dollars)							$ 1,184,272
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate shares received								224,500
Aggregate RSU’s				35,000				112,500
Vesting period								3 years
Employees shares received								35,000
Award agreement				30,000				30,000
Restricted Stock Units (RSUs) [Member] | RMH Ltd. [Member]
Subsequent Events [Line Items]
Award agreement								60,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)												$ 11.5
Consultant earning shares		43,800							500,000
Consultant a fee (in Dollars)		$ 20,000
Cash (in Dollars)		$ 5,000
Common stock closing price trading days		5 days
Warrant term		2 years
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued											440,000
Exchanged units											301,878
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Employees shares received								285,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Employees shares received								50,000
Officers [Member]
Subsequent Events [Line Items]
Shares issued							27,963
OpCo Class B Units [Member]
Subsequent Events [Line Items]
Exchanged units								200,000
OpCo Class B Units [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exchanged units									879,675
Class A Common Stock [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)												$ 11.5	$ 11.5
Shares issued								10,000
Exchanged units							260,000	200,000
Consultant earning shares							6,957,334	6,957,334
Shares issued			150,000
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)		$ 0.75
Exchanged units									1,379,675
Common stock service value (in Dollars)		$ 15,000
Issued warrants to purchase		1,200,000
Restricted common shares	450,000
Forecast [Member]
Subsequent Events [Line Items]
Deposit funds (in Dollars)										$ 5,000,000
Deposit amount (in Dollars)										$ 500,000
Percentage of proceeds of transaction										10.00%
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate RSU’s	112,000